Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (57,747)	$ (529,072)	$ 86,664
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(34,570)	(95,556)	(145,116)
Income tax expense	19,724	12,232	24,468
Change in operating assets and liabilities (note 17)	(14,754)	104,831	50,734
Net operating cash flow	182,135	544,264	676,546
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,325,482	1,007,010	2,075,014
Net proceeds from equity issuances of Teekay Corporation	103,655	25,636	105,462
Cash dividends paid	(22,082)	(18,977)	(17,406)
Other financing activities	(671)	1,638	87
Net financing cash flow	434,786	284,309	(195,610)
INVESTING ACTIVITIES
Other investing activities	0	7,613	320
Net investing cash flow	(663,456)	(1,081,641)	(530,523)
Decrease in cash, cash equivalents and restricted cash	(46,535)	(253,068)	(49,587)
Cash, cash equivalents and restricted cash, beginning of the year	552,174	805,242	854,829
Cash, cash equivalents and restricted cash, end of the year	505,639	552,174	805,242
Teekay Parent
OPERATING ACTIVITIES
Net (loss) income	(705,725)	(362,384)	(66,208)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(2,932)	(2,336)	604
Impairments of investments (note 1)	651,473	338,749	0
Income tax expense	208	251	525
Stock-based compensation	7,329	6,952	7,106
Dividends-in-kind	(10,000)	(58,000)	(1,039)
Other	7,453	3,262	529
Change in operating assets and liabilities (note 17)	(36,296)	718	17,050
Net operating cash flow	(88,490)	(72,788)	(41,433)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	120,713	0	0
Scheduled repayments of long-term debt and settlement of related swaps	(85,654)	0	0
Advances from (to) affiliates	39,293	103,400	15,802
Net proceeds from equity issuances of Teekay Corporation	103,655	25,636	105,462
Cash dividends paid	(22,081)	(18,967)	(17,406)
Other financing activities	(651)	(662)	(666)
Net financing cash flow	155,275	109,407	71,588
INVESTING ACTIVITIES
Investments in subsidiaries	(7,109)	(24,443)	(62,714)
Other investing activities	(45)	1,289	660
Net investing cash flow	(7,154)	(23,154)	(62,054)
Decrease in cash, cash equivalents and restricted cash	59,631	13,465	(31,899)
Cash, cash equivalents and restricted cash, beginning of the year	22,050	8,585	40,484
Cash, cash equivalents and restricted cash, end of the year	$ 81,681	$ 22,050	$ 8,585